Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Comprehensive income
Net income/(loss)	SFr 1,160	SFr 1,311	SFr 937	SFr 2,471	SFr 1,686
Gains/(losses) on cash flow hedges	18	225	43	243	89
Foreign currency translation	(433)	(596)	(592)	(1,029)	(393)
Unrealized gains/(losses) on securities	(18)	(2)	12	(20)	26
Actuarial gains/(losses)	73	73	386	146	446
Net prior service cost	(34)	(34)	306	(68)	282
Other comprehensive income/(loss), net of tax	(3,052)	4,016	(76)	964	(902)
Comprehensive income/(loss)	(1,892)	5,327	861	3,435	784
Comprehensive income/(loss) attributable to noncontrolling interests	(2)	(4)	(3)	(6)	(1)
Comprehensive income/(loss) attributable to shareholders	(1,890)	5,331	864	3,441	785
Gains/(losses) on liabilities related to credit risk	(2,658)	SFr 4,350	(231)	1,692	(1,352)
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(1,121)		(931)	(2,343)	(1,560)
Gains/(losses) on cash flow hedges	1		(1)	0	(1)
Foreign currency translation	(22)		(13)	(30)	(4)
Unrealized gains/(losses) on securities	0		0	0	(1)
Actuarial gains/(losses)	68		382	139	438
Net prior service cost	(33)		306	(68)	282
Other comprehensive income/(loss), net of tax	19		678	48	648
Comprehensive income/(loss)	(1,102)		(253)	(2,295)	(912)
Comprehensive income/(loss) attributable to noncontrolling interests	8		7	3	(1)
Comprehensive income/(loss) attributable to shareholders	(1,110)		(260)	(2,298)	(911)
Gains/(losses) on liabilities related to credit risk	5		4	7	(66)
Group parent company
Comprehensive income
Net income/(loss)	1,162		937	2,476	1,686
Gains/(losses) on cash flow hedges	0		(1)	0	(3)
Foreign currency translation	12		(1)	12	2
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(76)		(21)	83	(49)
Comprehensive income/(loss)	1,086		916	2,559	1,637
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	1,086		916	2,559	1,637
Gains/(losses) on liabilities related to credit risk	(88)		(19)	71	(48)
Bank
Comprehensive income
Net income/(loss)	1,119		931	2,338	1,560
Gains/(losses) on cash flow hedges	17		45	243	93
Foreign currency translation	(423)		(578)	(1,011)	(391)
Unrealized gains/(losses) on securities	(18)		12	(20)	27
Actuarial gains/(losses)	5		4	7	8
Net prior service cost	(1)		0	0	0
Other comprehensive income/(loss), net of tax	(2,995)		(733)	833	(1,501)
Comprehensive income/(loss)	(1,876)		198	3,171	59
Comprehensive income/(loss) attributable to noncontrolling interests	(10)		(10)	(9)	0
Comprehensive income/(loss) attributable to shareholders	(1,866)		208	3,180	59
Gains/(losses) on liabilities related to credit risk	(2,575)		(216)	1,614	(1,238)
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	435		221	646	272
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(245)		(323)	(337)	(147)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	1		4	3	6
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(307)		(335)	(268)	(194)
Comprehensive income/(loss)	128		(114)	378	78
Comprehensive income/(loss) attributable to noncontrolling interests	(1)		1	(5)	2
Comprehensive income/(loss) attributable to shareholders	129		(115)	383	76
Gains/(losses) on liabilities related to credit risk	(63)		(16)	66	(53)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	684		710	1,692	1,288
Gains/(losses) on cash flow hedges	17		45	243	93
Foreign currency translation	(178)		(255)	(674)	(244)
Unrealized gains/(losses) on securities	(18)		12	(20)	27
Actuarial gains/(losses)	4		0	4	2
Net prior service cost	(1)		0	0	0
Other comprehensive income/(loss), net of tax	(2,688)		(398)	1,101	(1,307)
Comprehensive income/(loss)	(2,004)		312	2,793	(19)
Comprehensive income/(loss) attributable to noncontrolling interests	(9)		(11)	(4)	(2)
Comprehensive income/(loss) attributable to shareholders	(1,995)		323	2,797	(17)
Gains/(losses) on liabilities related to credit risk	SFr (2,512)		SFr (200)	SFr 1,548	SFr (1,185)